PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 865,583	$ 840,798	$ 0
Less: accumulated depreciation	(150,534)	(63,878)	0
Property and equipment, net	715,049	776,920	0
Furniture, fixtures and equipment (Member)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	96,012	71,691	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	139,738	139,672	0
Computer Trading and Clearing System [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 629,833	$ 629,435	$ 0